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                               [SEMCOENERGY LOGO]
                               ------------------
                               Michael V. Palmeri
                            Senior Vice President and
                             Chief Financial Officer




                                                         March 8, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Avenue, NW
Judiciary Plaza
Washington, D.C.  20549

Re:    SEMCO Energy, Inc.
       Form 10-K, File No. 001-15565

Gentlemen:

     Transmitted herewith for filing pursuant to Regulation S-T for SEMCO Energy, Inc. is Form 10-K for the fiscal year 2004, including exhibits and other attachments.

     The financial statements in this report do not reflect a change from the preceding year in any accounting principles or practices, nor in the method of applying such principles and practices.

     If there are any questions or comments on this material, please contact me at 248-458-6162.

                                                         Sincerely,


                                                         /s/Michael V. Palmeri
                                                         Michael V. Palmeri

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